BORROWINGS (Schedule of Future Principal Repayment on the Long-Term Bank Loans) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Future principal repayment on the long-term bank loans
2015	$ 29,803,934
2016	1,262,584
2017	34,014,005
2018 and after	8,175,238
Total	$ 73,255,761	$ 113,400,000